Taxes on Income	12 Months Ended
Dec. 31, 2016
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Tax rates:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2014 and 2015: 26.5%, 2016: 25%

On January 4, 2016, the Israeli Parliament’s Plenum approved by a second and third reading the Bill for Amending the Income Tax Ordinance (No. 216) (Reduction of Corporate Tax Rate) which consists of the reduction of the corporate tax rate from 26.5% to 25%, effective January 1, 2016.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Law”):

The Company’s production facilities in Israel have been granted “Beneficiary Enterprise” status under the Law. The Companies have been granted the “Alternative Benefit Track” under which the main benefits are a tax exemption for undistributed income and a reduced tax rate.

The duration of tax benefits is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Israeli Companies began to utilize such tax benefits in 2010.

The entitlement to the above benefits is conditional upon the Company and its subsidiary fulfilling the conditions stipulated by the Law and regulations published. In the event of failure to comply with these conditions, the benefits may be partially or fully canceled and the Company or its subsidiary may be required to refund the amount of the benefits, in whole or in part, plus a consumer price index linkage adjustments and including interest.

Income from sources other than the “Beneficiary Enterprise” are subject to the tax at the regular rate.

In the event of distribution of dividends from the above mentioned tax-exempt income, the amount distributed will be subject to the same reduced corporate tax rate that would have been applied to the Beneficiary Enterprise’s income.

In addition tax-exempt income attributed to the Beneficiary Enterprise will subject the Company to taxes upon distribution in any manner including complete liquidation.

The Company does not intend to distribute any amounts of its undistributed tax-exempt income as dividend. The Company and its board of directors intend to reinvest its tax-exempt income and not to distribute such income as a dividend. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s Beneficiary Enterprise programs as the undistributed tax exempt income is essentially permanent by reinvestment.

As of December 31, 2016, tax-exempt income of $53,219 is attributable to the Company’s and its subsidiary’s various Beneficiary Enterprise programs. If such tax exempt income is distributed, it would be taxed at the reduced corporate tax rate applicable to such income, and $13,305 would be incurred as of December 31, 2016.

A January 2011 amendment to the Law sets alternative benefit tracks to those previously in place, as follows: an investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (“Preferred Enterprise” and “Special Preferred Enterprise”), which provide for application of a unified tax rate to all preferred income of the company, as defined in the Law.

The 2011 Amendment canceled the availability of the benefits granted in accordance with the provisions of the Law prior to 2011 and, instead, introduced new benefits for income generated by a “Preferred Company” through its Preferred Enterprise (as such term is defined in the Law) effective as of January 1, 2011 and thereafter. A Preferred Company is defined as either (i) a company incorporated in Israel and not fully owned by a governmental entity or (ii) a limited partnership that: (a) was registered under the Partnerships Ordinance; (b) all of its limited partners are companies incorporated in Israel, but not all of them are governmental entities, which, among other things, has Preferred Enterprise status and are controlled and managed from Israel. Pursuant to the 2011 Amendment, a Preferred Company is entitled to a reduced corporate flat tax rate of 15% with respect to its preferred income derived by its Preferred Enterprise in 2011-2012, unless the Preferred Enterprise is located in a certain development zone, in which case the rate will be 10%. Such corporate tax rates were reduced to 12.5% and 7%, respectively, in 2013 and increased to 16% and 9% in 2014 and thereafter. Income derived by a Preferred Company from a “Special Preferred Enterprise” (as such term is defined in the Investment Law) would be entitled, during a benefits period of 10 years, to further reduced tax rates of 8%, or to 5% if the Special Preferred Enterprise is located in a certain development zone.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the Amendment”) was published. According to the Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

Dividends paid out of income attributed to a Preferred Enterprise are generally subject to withholding tax at source at the rate of 15% (20% from 2014) or such lower rate as may be provided in an applicable tax treaty. However, if such dividends are paid to an Israeli company, no tax will be withheld.

The 2011 Amendment also provided transitional provisions to address companies already enjoying current benefits. a Beneficiary Enterprise can elect to continue to benefit from the benefits provided to it before the 2011 Amendment came into effect, provided that certain conditions are met, or file a request with the Israeli Tax Authority according to which its income derived as of January 1, 2011 will be subject to the provisions of the Law as amended in 2011. The Company has examined the possible effect, of these provisions of the 2011 Amendment on its financial statements and has decided, not to opt to apply the new benefits under the 2011 Amendment for the Israeli parent company and for its Israeli subsidiary it elected in 2013 to apply the benefit under the 2011 Amendment.

Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

The Israeli companies are an “Industrial Company” as defined by the Israeli Law for the Encouragement of Industry (Taxation), 1969, and, as such, are entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. The Company’s board of directors has determined that the Company does not currently intend to distribute any amounts of its undistributed earnings as dividend. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of undistributed earnings of foreign subsidiaries that are considered to be reinvested as of December 31, 2016 was $5,321.

d.	Final tax assessments:

The Company and its Israeli subsidiary received final tax assessments through 2010. The U.S subsidiary received final tax assessment through 2010 and the German and the Hong Kong Subsidiaries have not received a final tax assessment since inception.

e.	Carryforward losses for tax purposes:

Carryforward operating tax losses of the Company’s Israeli subsidiary total approximately $24,000 as of December 31, 2016 and may be used indefinitely.

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s and its subsidiaries’ deferred tax liabilities and assets are as follows:

	December 31,
	2015	2016

Carryforward tax losses	$1,536	$2,015
Temporary differences	2,086	2,131

Deferred tax assets	3,622	4,146

Deferred tax liability	(77)	(102)

Valuation allowance	(3,287)	(3,605)

Deferred tax assets, net	$258	$439

The net change in the valuation allowance primarily reflects an increase in deferred tax assets on net operating and other temporary differences for which full valuation allowance is recorded.

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2014	2015	2016

Current taxes	$914	$766	$829
Deferred taxes	(132)	(57)	(181)

	$782	$709	$648

Domestic	$201	$(113)	$(70)
Foreign	581	822	718

	$782	$709	$648

	Year ended December 31,
	2014	2015	2016
Domestic taxes:

Current taxes	$201	$(113)	$(70)

Foreign taxes:

Current taxes	713	879	899
Deferred taxes	(132)	(57)	(181)

	581	822	718

Taxes on income	$782	$709	$648

h.	Uncertain tax positions:

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2015	2016

Beginning of year	$1,187	$1,074
Decrease related to prior years’ positions	(113)	(70)

Balance at December 31	$1,074	$1,004

As of December 31, 2016, the entire amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

During the years ended December 31, 2014, 2015 and 2016, an amount of $(79), $26 and $0, respectively, was added to the unrecognized tax benefits derived from interest and exchange rate differences expenses related to prior years’ uncertain tax positions. As of December 31, 2015 and 2016, the Company had accrued interest related to uncertain tax positions in the amounts of $96, which is included within income tax accrual on the balance sheets.

Exchange rate differences are recorded within financial income (expenses), net, while interest is recorded within income tax expense.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

i.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year ended December 31,
	2014	2015	2016

Income before taxes, as reported in the consolidated statements of income	$3,805	$5,434	$1,476

Theoretical tax expense on the above amount at the Israeli statutory tax rate	1,008	1,440	369
Tax adjustment in respect of different tax rate of foreign subsidiaries	44	101	114
Non-deductible expenses and other permanent differences	190	184	140
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net	218	546	318
Stock compensation relating to stock options per ASC No. 718	238	606	716
Change in tax rate	-	-	240
Beneficiary enterprise benefits (*)	(510)	(1,685)	(1,190)
Foreign exchange differences (**)	(96)	(375)	-
Increase (decrease) in other uncertain tax positions-net	112	(113)	(70)
Other	5	5	11

Actual tax expense	$782	$709	$648

(*) Basic earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.06	0.19	0.04

Diluted earnings per share amounts of the benefit resulting from the “Beneficiary Enterprise” status	0.05	0.17	0.04

(**)	Until 2016 results for tax purposes were measured under, Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985, in terms of earnings in NIS. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual changes in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities. Starting 2016 of the Israeli companies the results for tax purposes are measured in U.S dollars.

j.	Income before income taxes is comprised as follows:

	Year ended December 31,
	2014	2015	2016

Domestic	$2,212	$3,204	$(507)
Foreign	1,593	2,230	1,983

Income before income taxes	$3,805	$5,434	$1,476